SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated revenue data by geographic area in terms of customers' locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 688,079,223
British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	675,501,646
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	12,577,577
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	678,248,212	$ 89,908,403
Bitcoin Mining Business | British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	675,501,646	$ 89,908,403
Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	2,746,566
International Automobile Trading Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	9,831,011
International Automobile Trading Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 9,831,011